Financial Risk Management - Summary of Committed Credit Facilities (Detail) - 12 months ended Dec. 31, 2020 € in Millions, $ in Millions	USD ($)	EUR (€)
Multi-currency revolving credit facility [member]
Disclosure Of Line Of Credit Facility [Line Items]
Amount | $	$ 2,000
Utilized | $	0
Unutilized | $	$ 2,000
European Investment Bank credit facility [member]
Disclosure Of Line Of Credit Facility [Line Items]
Amount | €		€ 250
Utilized | €		0
Unutilized | €		€ 250